Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Allowance for loan losses
Balance at beginning of period	721	722
Net movements recognized in statements of operations	32	23
Gross write-offs	(99)	(54)
Recoveries	34	28
Net write-offs	(65)	(26)
Provisions for interest	12	10
Foreign currency translation impact and other adjustments, net	13	13
Balance at end of period	713	742
Allowance for loan losses
Balance at end of period	713	742
of which individually evaluated for impairment	527	550
of which collectively evaluated for impairment	186	192
Gross loans held at amortized cost
Balance at end of period	211,036	204,967	208,340
of which individually evaluated for impairment	1,368	1,426
of which collectively evaluated for impairment	209,668	203,541
Loans held at amortized cost
Purchases	2,115	3,709
Reclassifications from loans held-for-sale	106	85
Reclassifications to loans held-for-sale	308	816
Sales	187	707
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	578	563
Net movements recognized in statements of operations	29	2
Gross write-offs	(82)	(34)
Recoveries	24	16
Net write-offs	(58)	(18)
Provisions for interest	10	7
Foreign currency translation impact and other adjustments, net	9	15
Balance at end of period	568	569
Allowance for loan losses
Balance at end of period	568	569
of which individually evaluated for impairment	412	404
of which collectively evaluated for impairment	156	165
Gross loans held at amortized cost
Balance at end of period	96,583	97,053	98,845
of which individually evaluated for impairment	984	1,028
of which collectively evaluated for impairment	95,599	96,025
Loans held at amortized cost
Purchases	2,115	3,361
Reclassifications from loans held-for-sale	106	85
Reclassifications to loans held-for-sale	308	816
Sales	187	707
Consumer
Allowance for loan losses
Balance at beginning of period	143	159
Net movements recognized in statements of operations	3	21
Gross write-offs	(17)	(20)
Recoveries	10	12
Net write-offs	(7)	(8)
Provisions for interest	2	3
Foreign currency translation impact and other adjustments, net	4	(2)
Balance at end of period	145	173
Allowance for loan losses
Balance at end of period	145	173
of which individually evaluated for impairment	115	146
of which collectively evaluated for impairment	30	27
Gross loans held at amortized cost
Balance at end of period	114,453	107,914	109,495
of which individually evaluated for impairment	384	398
of which collectively evaluated for impairment	114,069	107,516
Loans held at amortized cost
Purchases	0	348
Reclassifications from loans held-for-sale	0	0
Reclassifications to loans held-for-sale	0	0
Sales	0	0